Stock-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 21, 2018
Original Stock Option Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated share-based compensation expense	$ 158,000	$ 169,000	$ 268,000	$ 200,000	$ 359,000	$ 139,000	$ 94,000
Weighted average fair values of stock options granted, per share					$ 3.05	$ 1.79	$ 1.91
Intrinsic values of stock options exercised					$ 176,000	$ 19,000	$ 51,000
Unrecognized compensation expense	856,000		$ 856,000		$ 557,000
Unrecognized stock-based compensation expense to be recognized in period, years			10 months 24 days		1 year 1 month 6 days
Fair values of stock option vested			$ 341,000	$ 85,000	$ 276,000	145,000	$ 118,000
Stock options granted			0	301,442	304,942
Original Stock Option Plan [Member] | Privateer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance					6,760,879
Percentage of stock issuance under the plan					100.00%
Share based compensation arrangement by share based payment award vesting period from grant date					4 years
Vested options expire, if not exercised for periods from the date of grant					10 years
2018 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated share-based compensation expense	$ 7,427,000	$ 5,432,000	$ 12,623,000	$ 5,432,000	$ 20,629,000
Stock Options, Restricted Stock Units Or Restricted Stock Awards Granted						$ 0
2018 Equity Incentive Plan [Member] | Class 2 common stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance								9,199,338
Common shares reserved for issuance, annual automatic increase percentage					4.00%
2018 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, grant term					10 years
2018 Equity Incentive Plan [Member] | Maximum [Member] | Class 2 common stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number Of Common Stock Reserved For Issuance Term					10 years
2018 Equity Incentive Plan [Member] | SARs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, number of other than options issued					0
2018 Equity Incentive Plan [Member] | SARs [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, grant term					10 years
2018 Equity Incentive Plan [Member] | Stock Options and Restricted Stock Units [Member] | Class 2 common stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance	12,926,172		12,926,172		12,926,172
2018 Equity Incentive Plan [Member] | Time-based Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair values of stock options granted, per share			$ 28.88		$ 7.74
Unrecognized compensation expense	$ 30,068,000		$ 30,068,000		$ 38,250,000
Unrecognized stock-based compensation expense to be recognized in period, years			2 years 4 months 24 days		2 years 9 months 18 days
Fair values of stock option vested			$ 5,500,000	$ 0	$ 5,508,000
Stock options granted			10,000	5,479,196	6,106,011
2018 Equity Incentive Plan [Member] | Performance-based Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair values of stock options granted, per share					$ 4.15
Unrecognized compensation expense	70,000		$ 70,000		$ 593,000
Unrecognized stock-based compensation expense to be recognized in period, years			1 month 6 days		7 months 6 days
Fair values of stock option vested			$ 913,000		$ 1,246,000
Stock options granted			0	600,000	600,000
2018 Equity Incentive Plan [Member] | Time-based RSU [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense	$ 42,691,000		$ 42,691,000
Unrecognized stock-based compensation expense to be recognized in period, years			2 years 8 months 12 days		3 years 2 months 1 day
Share-based compensation, number of other than options issued	928,156		928,156		237,222
Unrecognized stock-based compensation expense					$ 10,336,000
Number of RSUs vested			35,000		0
Number of RSUs granted			756,825	140,000	238,082
2018 Equity Incentive Plan [Member] | Performance-based RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense	$ 736,000		$ 736,000
Unrecognized stock-based compensation expense to be recognized in period, years			1 year		1 year 8 months 23 days
Share-based compensation, number of other than options issued	571,875		571,875		1,050,000
Unrecognized stock-based compensation expense					$ 1,882,000
Number of RSUs vested			478,125		0
Number of RSUs granted				1,050,000	1,050,000
2018 Equity Incentive Plan [Member] | Non-Employee Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Granted Fair Value Share Based Compensation					$ 1,000,000
2018 Equity Incentive Plan [Member] | Non-Employee Director [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Granted Value Share Based Compensation					$ 500,000
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years